Related Parties - Composition of Board of Directors and Key Management Personnel (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	34	33
Board Of Directors [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	24	23
Senior managers of key management personnel [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	10	10